Statements Of Financial Highlights (Parenthetical) (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Millburn Multi-Markets Trading L.P. [Member]
Effect of voluntary waivers of operating expenses	0.02%	0.02%